Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Capital Leases (Details) - Just Right Products, Inc. [Member] - Non-Related [Member]	Dec. 31, 2017 USD ($)
2018	$ 47,378
2019	26,684
Total	74,062
Less amount representing interest
Present value of minimum lease payments	$ 74,062